Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,634,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,678.16
Total Offset Amount	0.00
Net Fee	3,678.16
Narrative - Max Aggregate Offering Price	$ 26,634,000.00
Final Prospectus	true